NOTE 8 - LOAN PAYABLE (Details) - Future Scheduled Repayments of Principal on Loan Payable (USD $)	6 Months Ended
Jun. 30, 2013
Future Scheduled Repayments of Principal on Loan Payable [Abstract]
Within one year	$ 61,893
$ 61,893